Earnings Per Share (Schedule Of Weighted Average Shares Used In Earnings Per Share) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Abstract]
Weighted average number of shares used in the computation of basic earnings per share	20,968	20,968	20,968
Weighted Average Number of Shares Outstanding, Diluted	20,968	20,968	20,968